SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	7,690,166	14,874,498
Wealth management products	26,415,902	20,474,093
Held-to-maturity debt investments	151,890	5,417,761
Available-for-sale debt investments	—	551,348
Total	34,257,958	41,317,700

The following table sets forth selected data with respect to the Group’s short-term investments at December 31, 2024:

As of December 31, 2024
	Cost or	Gross	Gross
	amortized cost	unrecognized	unrecognized
	less allowance	holding	holding
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	5,417,761	5,934	(3,652)	5,420,043	742,543
Available-for-sale debt investments	554,623	—	(3,275)	551,348	75,534